Share Based Compensation (RSU Remaining Expense) (Details) (Restricted shares [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Restricted shares [Member]
Restricted Shares Unrecognized Expense [Line Items]
RSU, Year One	$ 1,892
RSU, Year Two	1,422
RSU, Year Three	622
RSU, Year Four	0
Total Unrecognized Expense	$ 3,936